UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21745
Eaton Vance Tax Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund                                 as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.3%

Security	Shares	Value
Aerospace & Defense — 0.7%
General Dynamics Corp.	66,702	$5,634,318
Honeywell International, Inc.	152,231	9,053,178
		$14,687,496
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	84,275	$4,575,290
Deutsche Post AG	260,128	7,540,677
Expeditors International of Washington, Inc.	60,642	2,868,367
FedEx Corp.	28,786	3,015,333
Yamato Holdings Co., Ltd.	115,701	1,727,675
		$19,727,342
Airlines — 0.0%
Japan Airlines Corp. (1)	335,000	$723,886
		$723,886
Auto Components — 0.4%
Bridgestone Corp.	72,000	$1,582,913
Cooper Tire and Rubber Co.	33,444	816,034
Johnson Controls, Inc.	38,152	4,506,133
NGK Spark Plug Co., Ltd.	20,000	308,782
NHK Spring Co., Ltd.	38,000	288,265
Stanley Electric Co., Ltd.	17,200	412,308
Sumitomo Rubber Industries, Inc.	25,000	313,016
Toyota Industries Corp.	9,000	385,383
		$8,612,834
Automobiles — 1.8%
DaimlerChrysler AG	188,560	$18,833,402
Harley-Davidson, Inc.	24,652	1,139,169
Honda Motor Co., Ltd.	120,700	4,014,200
Isuzu Motors, Ltd.	86,000	488,630
Mitsubishi Motors Corp. (1)	172,000	260,704
Nissan Motor Co., Ltd.	97,600	972,505
Toyota Motor Corp.	90,707	5,299,652
Volkswagen AG	21,183	4,769,123
Volkswagen AG (Preference Shares)	10,264	1,406,877
		$37,184,262
Beverages — 1.1%
Brown-Forman Corp., Class B	9,015	$675,314
Carlsberg A/S	16,803	2,287,790
Heineken NV	30,199	1,975,731
Ito En, Ltd.	16,600	403,004
Ito En, Ltd. (Preferred Shares) (1)	4,980	98,938

Kirin Holdings Co., Ltd.	68,000	$895,178
Pepsi Bottling Group, Inc.	19,042	707,791
PepsiCo, Inc.	140,963	10,326,949
Pernod-Ricard SA	8,806	1,910,388
Sapporo Holdings, Ltd.	160,000	1,052,098
Scottish & Newcastle PLC	132,442	1,646,474
Takara Holdings, Inc.	137,000	801,693
		$22,781,348
Biotechnology — 2.4%
Amgen, Inc. (1)	221,503	$12,530,425
Amylin Pharmaceuticals, Inc. (1)	33,302	1,665,100
Biogen Idec, Inc. (1)	189,353	12,559,784
CV Therapeutics, Inc. (1)	50,000	449,000
Gilead Sciences, Inc. (1)	439,064	17,944,546
ImClone Systems, Inc. (1)	20,000	826,800
LifeCell Corp. (1)	55,965	2,102,605
Martek Biosciences Corp. (1)	12,388	359,624
Regeneron Pharmaceuticals, Inc. (1)	124,547	2,216,937
		$50,654,821
Building Products — 0.2%
Asahi Glass Co., Ltd.	156,497	$2,094,281
Compagnie de Saint-Gobain	12,680	1,320,504
JS Group Corp.	25,600	444,022
Masco Corp.	37,357	865,562
Sanwa Shutter Corp.	78,000	435,327
		$5,159,696
Capital Markets — 2.2%
Bank of New York Mellon Corp.	126,879	$5,600,439
Charles Schwab Corp.	43,252	934,243
E*Trade Financial Corp. (1)	57,311	748,482
Federated Investors, Inc., Class B	15,936	632,659
Franklin Resources, Inc.	43,596	5,558,490
Goldman Sachs Group, Inc.	7,200	1,560,528
Matsui Securities Co., Ltd.	30,000	228,175
Merrill Lynch & Co., Inc.	85,000	6,058,800
Mitsubishi UFJ Securities Co., Ltd.	36,000	320,555
Nikko Cordial Corp.	65,803	825,577
Nomura Holdings, Inc.	89,400	1,485,327
Northern Trust Corp.	66,797	4,426,637
UBS AG	353,092	18,906,664
		$47,286,576
Chemicals — 1.8%
Air Products and Chemicals, Inc.	9,559	$934,488
BASF AG	124,811	17,204,955

Daicel Chemical Industries, Ltd.	62,000	$488,482
Dainippon Ink and Chemicals, Inc.	120,000	528,023
Dow Chemical Co.	73,566	3,167,752
E.I. du Pont de Nemours and Co.	19,328	957,896
Eastman Chemical Co.	11,375	759,054
Ecolab, Inc.	16,822	793,998
Imperial Chemical Industries PLC	88,533	1,168,956
Mitsubishi Chemical Holdings Corp.	41,000	355,590
Mitsubishi Gas Chemical Co., Inc.	43,000	396,475
Nippon Kayaku Co., Ltd.	180,672	1,496,862
Nissan Chemical Industries, Ltd.	87,000	1,070,633
Nitto Denko Corp.	5,000	231,251
Rohm and Haas Co.	12,829	714,190
Shin-Etsu Chemical Co., Ltd.	71,400	4,905,879
Sumitomo Bakelite Co., Ltd.	39,000	223,439
Taiyo Nippon Sanso Corp.	72,000	645,517
Teijin, Ltd.	179,000	870,276
Tokuyama Soda Co. Ltd.	21,000	316,430
Zeon Corp.	24,000	235,195
		$37,465,341
Commercial Banks — 7.9%
ABN AMRO Holdings NV	298,721	$15,656,805
Banca Monte Dei Paschi Siena SpA	166,798	1,021,565
Banco Santander Central Hispano SA	1,031,998	20,045,439
Bank of Yokohama, Ltd.	113,000	774,984
Barclays PLC	1,047,039	12,674,374
Bayerische Hypo-Und Vereinsbank AG	22,398	1,312,215
BB&T Corp.	17,747	716,801
BNP Paribas SA	158,748	17,326,428
Comerica, Inc.	8,894	456,084
Commerzbank AG	36,098	1,454,930
DnB NOR ASA	105,036	1,601,965
First Horizon National Corp.	14,106	376,066
Fukuoka Financial Group, Inc.	32,000	186,304
HSBC Holdings PLC	1,570,038	28,872,153
Huntington Bancshares, Inc.	22,759	386,448
Intesa Sanpaolo SpA	1,213,354	9,329,580
Joyo Bank, Ltd.	37,000	204,888
KeyCorp	16,538	534,674
Lloyds TSB Group PLC	910,946	10,035,392
Marshall & Ilsley Corp.	36,714	1,606,972
Mizuho Financial Group, Inc.	81	456,894
Mizuho Trust & Banking Co., Ltd.	155,000	261,551
National City Corp.	168,516	4,228,066
Popular, Inc.	171,462	2,105,553
Regions Financial Corp.	16,786	494,851

Royal Bank of Scotland PLC	1,413,606	$15,188,120
Societe Generale	85,869	14,409,823
Sumitomo Mitsui Financial Group, Inc.	105	813,549
Sumitomo Trust and Banking Co., Ltd.	185,955	1,398,249
Synovus Financial Corp.	19,321	541,954
Wells Fargo & Co.	110,189	3,924,932
		$168,397,609
Commercial Services & Supplies — 0.8%
Adecco SA	28,437	$1,673,221
Avery Dennison Corp.	10,114	576,700
Dai Nippon Printing Co., Ltd.	98,000	1,395,653
Donnelley (R.R) & Sons Co.	70,366	2,572,581
Equifax, Inc.	15,217	580,072
Experian Group, Ltd.	133,660	1,403,505
Half (Robert) International, Inc.	51,258	1,530,564
PARK24 Co., Ltd.	21,200	189,823
Resources Connection, Inc.	35,906	831,224
SECOM Co., Ltd.	71,000	3,400,326
Serco Group PLC	144,136	1,214,256
Waste Management, Inc.	18,690	705,361
		$16,073,286
Communications Equipment — 4.8%
Cisco Systems, Inc. (1)	999,233	$33,084,605
Corning, Inc.	179,244	4,418,365
Harris Corp.	47,813	2,763,113
Nokia Oyi ADR	434,865	16,456,363
QUALCOMM, Inc.	729,121	30,812,653
Research In Motion, Ltd. (1)	88,557	8,727,292
Telefonaktiebolaget LM Ericsson	1,312,284	5,204,079
		$101,466,470
Computer Peripherals — 5.3%
Apple, Inc. (1)	410,532	$63,033,083
Brocade Communications Systems, Inc. (1)	76,415	654,112
Dell, Inc. (1)	321,830	8,882,508
EMC Corp. (1)	279,905	5,822,024
Fujitsu, Ltd.	203,121	1,427,280
Hewlett-Packard Co.	247,871	12,341,497
International Business Machines Corp.	81,602	9,612,716
NEC Corp.	50,000	241,363
Palm, Inc. (1)	69,717	1,134,296
SanDisk Corp. (1)	93,871	5,172,292
Seagate Technology	85,910	2,197,578
Toshiba Corp.	187,431	1,739,426
		$112,258,175

Construction & Engineering — 0.2%
Chiyoda Corp.	67,000	$1,199,308
JGC Corp.	64,000	1,226,418
Kajima Corp.	151,000	516,312
Nishimatsu Construction Co., Ltd.	97,000	292,094
Toda Corp.	37,000	194,381
		$3,428,513
Construction Materials — 0.1%
Sumitomo Osaka Cement Co., Ltd.	330,591	$811,089
Vulcan Materials Co.	7,353	655,520
		$1,466,609
Consumer Finance — 0.3%
Capital One Financial Corp.	58,324	$3,874,463
Credit Saison Co., Ltd.	41,400	1,062,045
Discover Financial Services (1)	30,000	624,000
Mitsubishi UFJ Nicos Co., Ltd. (1)	92,000	180,865
Orix Corp.	1,460	330,445
		$6,071,818
Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	$621,120
Temple-Inland, Inc.	20,162	1,061,126
Toyo Seikan Kaisha, Ltd.	71,300	1,338,677
		$3,020,923
Distributors — 0.0%
Genuine Parts Co.	12,278	$613,900
		$613,900
Diversified Consumer Services — 0.1%
H&R Block, Inc.	78,280	$1,657,970
		$1,657,970
Diversified Financial Services — 3.1%
Bank of America Corp.	270,451	$13,595,572
CITGroup, Inc.	27,153	1,091,551
Citigroup, Inc.	379,082	17,691,757
CME Group, Inc.	6,433	3,778,423
Fortis	166,380	4,892,506
ING Groep NV	367,219	16,275,557
JPMorgan Chase & Co.	99,789	4,572,332
Moody’s Corp.	59,015	2,974,356
		$64,872,054
Diversified Telecommunication Services — 3.2%
AT&T Corp.	179,440	$7,592,106
Citizens Communications Co.	462,437	6,622,098
Deutsche Telekom AG	241,922	4,737,607

Embarq Corp.	13,779	$766,112
France Telecom SA	183,206	6,099,046
Telecom Italia SpA	2,099,510	5,048,296
Telefonica SA	923,151	25,722,481
Verizon Communications Inc.	246,478	10,914,046
		$67,501,792
Electric Utilities — 1.6%
Duke Energy Corp.	208,933	$3,904,958
E. ON AG	54,239	9,986,974
Enel SPA	1,205,625	13,568,629
Fortum Oyj	37,386	1,367,937
Iberdrola SA	20,867	1,220,266
Kyushu Electric Power Co., Inc.	13,400	353,518
Scottish and Southern Energy PLC	58,381	1,794,332
Tokyo Electric Power Co., Inc.	50,801	1,278,267
Union Fenosa SA	20,612	1,214,049
		$34,688,930
Electrical Equipment — 1.1%
ABB Ltd.	330,336	$8,636,274
Cooper Industries, Ltd., Class A	30,705	1,568,718
Emerson Electric Co.	193,032	10,273,163
Fuji Electric Holdings Co., Ltd.	217,000	962,223
Fujikura, Ltd.	105,000	661,305
Hitachi Cable, Ltd.	52,000	320,820
Ushio, Inc.	13,500	244,452
		$22,666,955
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. (1)	73,937	$2,726,797
Anritsu Corp.	33,000	138,341
Dainippon Screen Mfg. Co., Ltd.	52,000	311,636
Electrocomponents PLC	332,501	1,710,098
Hoya Corp.	11,700	397,070
Kyocera Corp.	73,234	6,819,882
Mabuchi Motor Co., Ltd.	7,700	499,925
Murata Manufacturing Co., Ltd.	6,400	458,257
Nippon Electric Glass Co., Ltd.	12,000	191,824
Omron Corp.	11,800	310,469
Taiyo Yuden Co., Ltd.	61,000	1,200,446
TDK Corp.	66,700	5,840,155
Tyco Electronics, Ltd. (1)	37,526	1,329,546
		$21,934,446
Energy Equipment & Services — 0.8%
Fugro NV	16,395	$1,326,289
Halliburton Co.	169,798	6,520,243

Schlumberger, Ltd.	30,905	$3,245,025
Transocean, Inc. (1)	56,851	6,427,006
		$17,518,563
Food & Staples Retailing — 1.6%
Circle K Sunkus Co., Ltd.	16,500	$255,578
CVS & Caremark Corp.	273,973	10,857,550
Familymart Co., Ltd.	10,600	275,426
Koninklijke Ahold NV (1)	122,728	1,847,171
Lawson, Inc.	10,800	340,320
Matsumotokiyoshi Co., Ltd.	10,300	191,915
Metro AG	28,658	2,579,734
Safeway, Inc.	23,779	787,323
Seven and I Holdings Co., Ltd.	92,560	2,368,769
SUPERVALU, Inc.	17,345	676,628
Sysco Corp.	100,301	3,569,713
UNY Co., Ltd.	21,000	182,422
Wal-Mart Stores, Inc.	227,586	9,934,129
		$33,866,678
Food Products — 2.3%
Campbell Soup Co.	17,968	$664,816
ConAgra Foods, Inc.	77,043	2,013,134
H.J. Heinz Co.	14,987	692,399
Hershey Co.	15,075	699,631
Kraft Foods, Inc., Class A	88,500	3,054,135
Meiji Seika Kaisha, Ltd.	260,851	1,309,211
Morinaga & Co., Ltd.	483,079	1,060,141
Nestle SA	58,598	26,180,109
Nissin Food Products Co., Ltd.	11,700	416,126
Sara Lee Corp.	32,588	543,894
Tate & Lyle PLC	168,059	1,373,628
Toyo Suisan Kaisha Ltd.	15,000	281,530
Unilever NV	343,720	10,572,945
		$48,861,699
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$2,565,188
Snam Rete Gas SpA	260,064	1,611,020
		$4,176,208
Health Care Equipment & Supplies — 1.2%
Covidien, Ltd. (1)	19,968	$828,672
Gen-Probe, Inc. (1)	23,579	1,569,890
Hospira, Inc. (1)	13,029	540,052
Immucor, Inc. (1)	58,135	2,078,326
Intuitive Surgical, Inc. (1)	34,868	8,019,640
Medtronic, Inc.	123,565	6,970,302

Olympus Corp.	75,000	$3,065,174
Terumo Corp.	66,000	3,317,778
		$26,389,834
Health Care Providers & Services — 0.7%
DaVita, Inc. (1)	20,000	$1,263,600
Humana, Inc. (1)	35,364	2,471,236
Manor Care, Inc.	22,330	1,438,052
McKesson Corp.	119,157	7,005,240
Omnicare, Inc.	20,000	662,600
UnitedHealth Group, Inc.	42,000	2,034,060
		$14,874,788
Health Care Technology — 0.0%
IMS Health, Inc.	20,213	$619,326
		$619,326
Hotels, Restaurants & Leisure — 1.5%
Accor SA	26,214	$2,319,512
Carnival Corp.	126,018	6,103,052
Harrah’s Entertainment, Inc.	90,131	7,835,088
Starbucks Corp. (1)	230,561	6,040,698
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,287,425
Yum! Brands, Inc.	157,714	5,335,465
		$30,921,240
Household Durables — 0.7%
D.R. Horton, Inc.	65,363	$837,300
Daito Trust Construction Co., Ltd.	9,200	442,154
Fortune Brands, Inc.	373	30,396
Makita Corp.	13,500	587,228
Pioneer Corp.	89,500	1,092,594
Sekisui House, Ltd.	159,639	2,002,940
Sharp Corp.	86,000	1,552,294
Snap-On, Inc.	15,120	749,045
Sony Corp.	72,700	3,490,168
Stanley Works	48,688	2,732,857
Thomson	74,363	1,131,176
		$14,648,152
Household Products — 0.8%
Kao Corp.	114,654	$3,413,081
Procter & Gamble Co.	196,035	13,789,102
Uni-Charm Corp.	8,500	519,722
		$17,721,905
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (1)	37,791	$757,332
TXU Corp.	125,893	8,619,894
		$9,377,226

Industrial Conglomerates — 2.7%
3M Co.	81,121	$7,591,303
General Electric Co.	673,171	27,869,279
Hankyu Hanshin Holdings, Inc.	71,000	361,400
Siemens AG	155,733	21,302,576
		$57,124,558
Insurance — 4.4%
ACE, Ltd.	78,172	$4,734,878
AFLAC, Inc.	68,355	3,898,969
Alleanza Assicurazioni SpA	121,297	1,608,735
Allianz AG	16,500	3,833,139
Allstate Corp.	87,349	4,995,489
American International Group, Inc.	181,213	12,259,059
AON Corp.	136,360	6,110,292
Assicurazioni Generali SpA	25,617	1,122,958
AXA SA	428,404	19,134,680
Cincinnati Financial Corp.	20,643	894,048
CNP Assurances	14,204	1,808,581
Corporacion Mapfre SA	246,590	1,114,617
Fondiaria - SAI SpA	22,751	1,065,993
Lincoln National Corp.	3,641	240,197
Marsh & McLennan Cos., Inc.	83,242	2,122,671
Muenchener Rueckversicherungs-Gesellschaft AG	58,944	11,284,782
Prudential PLC	525,459	8,019,414
Resolution PLC	96,239	1,334,519
Sompo Japan Insurance, Inc.	91,000	1,039,432
Storebrand ASA	94,707	1,462,456
T & D Holdings, Inc.	17,500	1,070,448
Trygvesta AS	22,648	1,816,719
XL Capital, Ltd., Class A	41,230	3,265,416
		$94,237,492
Internet & Catalog Retail — 0.4%
IAC/InterActiveCorp (1)	273,397	$8,111,689
		$8,111,689
Internet Software & Services — 3.2%
Akamai Technologies, Inc. (1)	90,904	$2,611,672
eAccess, Ltd.	454	251,035
eBay, Inc. (1)	417,326	16,284,060
Google Inc., Class A (1)	60,763	34,469,027
VeriSign, Inc. (1)	146,768	4,951,952
Yahoo!, Inc. (1)	335,429	9,002,914
		$67,570,660

IT Services — 0.6%
CSK Holdings Corp.	55,800	$2,172,837
Electronic Data Systems Corp.	26,776	584,788
Infosys Technologies, Ltd. ADR	12,000	580,680
Itochu Techno-Science Corp.	5,400	189,559
Nomura Research Institute, Ltd.	14,000	474,424
NTT Data Corp.	814	3,612,396
Obic Co., Ltd.	1,570	303,339
Satyam Computer Services, Ltd. ADR	171,090	4,429,520
		$12,347,543
Leisure Equipment & Products — 0.4%
Eastman Kodak Co.	20,370	$545,101
Fuji Photo Film Co., Ltd.	56,600	2,597,046
Hasbro, Inc.	26,234	731,404
Mattel, Inc.	31,709	743,893
Namco Bandai Holdings, Inc.	22,900	331,278
Nikon Corp.	97,000	3,310,735
Sankyo Co., Ltd.	5,600	225,892
Sega Sammy Holdings, Inc.	10,700	142,021
		$8,627,370
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$801,084
Thermo Fisher Scientific, Inc. (1)	12,387	714,978
		$1,516,062
Machinery — 2.0%
AGCO Corp. (1)	44,000	$2,233,880
Amada Co., Ltd.	38,000	421,937
Amano Corp.	26,000	313,387
Danaher Corp.	1,373	113,561
Deere & Co.	62,864	9,330,275
Dover Corp.	13,219	673,508
Eaton Corp.	46,216	4,577,233
Ebara Corp.	330,410	1,517,322
Fanuc, Ltd.	70,627	7,160,602
Illinois Tool Works, Inc.	13,282	792,138
Ishikawajima-Harima Heavy Industries Co., Ltd.	196,000	611,957
Japan Steel Works, Ltd.	135,000	2,226,268
Kawasaki Heavy Industries, Ltd.	209,000	812,893
Komatsu, Ltd.	93,000	3,096,207
Kurita Water Industries, Ltd.	14,700	495,086
Minebea Co., Ltd.	221,227	1,506,016
NSK, Ltd.	151,000	1,317,939
Oshkosh Truck Corp.	21,000	1,301,370
Pall Corp.	19,443	756,333

Parker Hannifin Corp.	8,874	$992,379
Vallourec SA	4,292	1,232,044
		$41,482,335

Marine — 0.1%
Nippon Yusen KK	175,000	$1,697,245
		$1,697,245
Media — 2.4%
CBS Corp., Class B	46,764	$1,473,066
Comcast Corp., Class A (1)	624,426	15,098,621
Dow Jones & Co., Inc.	55,771	3,329,529
Fuji Television Network, Inc.	216	432,976
Idearc, Inc.	12,323	387,805
M6-Metropole Television	39,623	1,144,576
McGraw-Hill Cos., Inc.	67,277	3,425,072
Meredith Corp.	10,553	604,687
Omnicom Group, Inc.	82,642	3,974,254
PagesJaunes Groupe SA	90,227	1,848,856
TiVo, Inc. (1)	242,835	1,542,002
Tokyo Broadcasting System, Inc.	9,200	256,611
Tribune Co.	26,219	716,303
Viacom, Inc., Class B (1)	74,912	2,919,321
Virgin Media, Inc.	135,057	3,277,833
Walt Disney Co.	214,837	7,388,244
Wolters Kluwer NV	48,339	1,428,037
XM Satellite Radio Holdings, Inc., Class A (1)	163,559	2,317,631
		$51,565,424
Metals & Mining — 2.4%
Alcoa, Inc.	49,548	$1,938,318
Anglo American PLC	165,185	11,018,690
ArcelorMittal	154,075	12,113,236
Boliden AB	82,163	1,746,244
Dowa Mining Co., Ltd.	143,791	1,807,876
Mitsui Mining & Smelting Co., Ltd.	55,000	235,426
Newmont Mining Corp.	35,000	1,565,550
Nippon Steel Corp.	83,000	594,189
Rio Tinto PLC	172,642	14,795,946
Sumitomo Metal Industries, Ltd.	296,613	1,717,263
Sumitomo Metal Mining Co., Ltd.	98,000	2,359,256
Sumitomo Titanium Corp.	2,900	250,743
Toho Titanium	7,200	262,859
Toho Zinc Co., Ltd.	44,000	402,940
		$50,808,536

Multiline Retail — 0.9%
Arcandor AG (1)	39,659	$1,323,383
Hankyu Department Stores	42,000	345,495
J Front Retailing Co., Ltd. (1)	28,000	275,095
Macy’s, Inc.	106,813	3,452,196
Marks & Spencer Group PLC	115,676	1,448,688
Nordstrom, Inc.	42,995	2,016,036
PPR SA	12,595	2,362,862
Ryohin Keikaku Co., Ltd.	4,500	258,266
Sears Holdings Corp. (1)	59,333	7,547,158
		$19,029,179
Multi-Utilities — 1.3%
Ameren Corp.	72,149	$3,787,822
Centrica PLC	307,754	2,381,589
Kelda Group PLC	93,661	1,643,014
NiSource, Inc.	161,910	3,098,957
PG&E Corp.	9,132	436,510
Public Service Enterprise Group, Inc.	56,822	4,999,768
Suez SA	38,398	2,254,822
TECO Energy, Inc.	30,971	508,854
United Utilities PLC	429,187	6,110,180
Veolia Environnement	31,200	2,675,516
		$27,897,032
Office Electronics — 0.3%
Canon, Inc.	107,300	$5,815,083
Xerox Corp. (1)	38,686	670,815
		$6,485,898
Oil, Gas & Consumable Fuels — 7.6%
BP PLC	1,609,075	$18,534,062
Chevron Corp.	86,537	8,098,132
ConocoPhillips	144,488	12,681,712
El Paso Corp.	56,715	962,454
ENI SpA	407,272	14,999,570
Exxon Mobil Corp.	345,765	32,004,008
Frontline, Ltd.	36,275	1,764,715
Marathon Oil Corp.	12,000	684,240
Nippon Mining Holdings, Inc.	33,000	328,599
Parallel Petroleum Corp. (1)	128,392	2,181,380
Royal Dutch Shell PLC, Class A	353,562	14,475,068
Royal Dutch Shell PLC, Class B	383,980	15,688,720
Showa Shell Sekiyu KK	119,900	1,534,437
TonenGeneral Sekiyu KK	42,000	420,906
Total SA	342,852	27,708,393
Williams Cos., Inc.	260,246	8,863,979
		$160,930,375

Paper and Forest Products — 0.2%
International Paper Co.	50,046	$1,795,150
Mondi PLC	118,415	1,121,826
Nippon Paper Group, Inc.	190	585,893
OJI Paper Co., Ltd.	164,000	792,012
		$4,294,881
Personal Products — 0.3%
Alberto-Culver Co.	11,849	$293,737
Beiersdorf AG	28,716	2,143,045
Herbalife, Ltd.	21,454	975,299
L’Oreal SA	9,729	1,270,416
Oriflame Cosmetics SA	32,734	1,978,306
		$6,660,803
Pharmaceuticals — 5.8%
Abbott Laboratories	155,754	$8,351,529
Allergan, Inc.	41,914	2,702,196
Astellas Pharma, Inc.	67,800	3,235,891
AstraZeneca PLC	200,545	9,995,063
Bristol-Myers Squibb Co.	330,336	9,520,283
Cardiome Pharma Corp. (1)	60,000	566,400
Chugai Pharmaceuticals Co., Ltd.	70,000	1,151,597
Daiichi Sankyo Co., Ltd.	66,600	1,994,036
Eisai Co., Ltd.	84,346	3,976,355
Eli Lilly & Co.	28,000	1,594,040
GlaxoSmithKline PLC	768,127	20,286,994
Johnson & Johnson Co.	55,785	3,665,074
Novartis AG	161,420	8,850,223
Pfizer, Inc.	513,822	12,552,671
Roche Holding AG	91,418	16,497,277
Sanofi-Synthelabo SA	126,955	10,730,527
Santen Pharmaceutical Co., Ltd.	18,900	471,884
Takeda Pharmaceutical Co., Ltd.	80,331	5,626,341
Tanabe Seiyaku Co., Ltd.	28,000	352,032
Valeant Pharmaceuticals International (1)	50,787	786,183
		$122,906,596
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	33,128	$743,392
Japan Real Estate Investment Corp.	50	596,808
Japan Retail Fund Investment Corp.	50	432,534
Nippon Building Fund, Inc.	78	1,127,741
Simon Property Group, Inc.	35,779	3,577,900
		$6,478,375

Real Estate Management & Development — 0.3%
Heiwa Real Estate Co., Ltd.	104,000	$715,566
Kungsleden AB	90,902	1,160,877
LEOPALACE21 Corp.	8,200	267,801
Mitsubishi Estate Co., Ltd.	104,000	2,960,343
NTT Urban Development Corp.	170	349,767
Tokyo Tatemono Co., Ltd.	19,000	240,501
Tokyu Land Corp.	93,000	927,137
		$6,621,992
Road & Rail — 0.3%
Avis Budget Group, Inc. (1)	2,043	$46,764
CSX Corp.	48,354	2,066,166
East Japan Railway Co.	50	393,671
Kinetsu Corp.	91,000	281,930
Norfolk Southern Corp.	41,055	2,131,165
Tobu Railway Co., Ltd.	154,000	721,126
		$5,640,822
Semiconductors & Semiconductor Equipment — 3.8%
Advantest Corp.	128,800	$4,009,077
Applied Materials, Inc.	498,564	10,320,275
Atheros Communications, Inc. (1)	66,024	1,978,739
Elpida Memory, Inc. (1)	9,200	335,261
Intel Corp.	991,292	25,634,811
Intersil Corp., Class A	40,863	1,366,050
KLA-Tencor Corp.	154,838	8,636,864
Marvell Technology Group, Ltd. (1)	247,820	4,056,813
Maxim Integrated Products, Inc.	301,951	8,862,262
MEMC Electronic Materials, Inc. (1)	74,411	4,379,831
Microchip Technology, Inc.	56,000	2,033,920
Micron Technology, Inc. (1)	80,894	897,923
ROHM Co., Ltd.	2,900	255,337
Silicon Image, Inc. (1)	108,396	558,239
Teradyne, Inc. (1)	63,431	875,348
Tessera Technologies, Inc. (1)	26,615	998,062
Tokyo Electron, Ltd.	67,300	4,239,407
Veeco Instruments, Inc. (1)	23,763	460,527
		$79,898,746
Software — 4.4%
Autodesk, Inc. (1)	101,343	$5,064,110
CA, Inc.	43,249	1,112,364
Compuware Corp. (1)	58,560	469,651
Electronic Arts, Inc. (1)	118,496	6,634,591
i2 Technologies, Inc. (1)	22,143	337,681
Konami Corp.	85,700	2,330,657
Microsoft Corp.	1,383,680	40,763,213

NAVTEQ (1)	64,478	$5,027,350
Nintendo Co., Ltd.	1,600	825,009
Oracle Corp. (1)	845,520	18,305,508
Oracle Corp. Japan	10,800	491,998
Symantec Corp. (1)	494,723	9,587,732
Trend Micro, Inc.	62,897	2,712,477
		$93,662,341
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	30,198	$2,436,979
Aoyama Trading Co., Ltd.	9,600	243,105
Bed Bath & Beyond, Inc. (1)	167,745	5,723,459
Best Buy Co., Inc.	74,789	3,441,790
Big 5 Sporting Goods Corp.	19,174	358,554
DSG International PLC	469,582	1,286,754
Fast Retailing Co., Ltd.	65,600	3,771,600
Inditex SA	39,946	2,692,941
Lowe’s Companies, Inc.	82,380	2,308,288
Office Depot, Inc. (1)	17,560	362,087
Shimamura Co., Ltd.	2,400	223,604
Staples, Inc.	191,436	4,113,960
Tiffany & Co.	13,839	724,472
TJX Companies, Inc.	25,596	744,076
Yamada Denki Co., Ltd.	4,300	422,928
		$28,854,597
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	22,000	$338,111
Coach, Inc. (1)	2,923	138,170
Compagnie Financiere Richemont AG, Class A	33,833	2,230,069
Hanesbrands, Inc. (1)	4,073	114,288
Nike, Inc., Class B	66,150	3,880,359
Onward Kashiyama Co., Ltd.	24,000	241,855
Swatch Group AG, Class B	6,168	2,013,355
Toyobo Co., Ltd.	298,000	694,270
Unitika, Ltd.	198,000	234,813
		$9,885,290
Thrifts & Mortgage Finance — 0.2%
Fannie Mae	56,108	$3,411,927
PFF Bancorp, Inc.	52,597	806,838
Washington Mutual, Inc.	21,787	769,299
		$4,988,064
Tobacco — 0.9%
Altadis SA	27,097	$1,886,474
Altria Group, Inc.	127,887	8,891,983
Imperial Tobacco Group PLC	46,553	2,119,517

Reynolds American, Inc.	73,886	$4,698,411
Swedish Match AB	64,387	1,330,123
UST, Inc.	21,669	1,074,782
		$20,001,290
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	116,000	$1,398,570
Marubeni Corp.	49,000	446,576
Mitsui and Co., Ltd.	163,962	3,960,067
Toyota Tsusho Corp.	59,791	1,580,451
		$7,385,664
Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	18,585	$1,945,236
		$1,945,236
Water Utilities — 0.1%
Severn Trent PLC	52,773	$1,508,812
		$1,508,812
Wireless Telecommunication Services — 2.3%
Alltel Corp.	60,614	$4,223,583
Bouygues SA	23,071	1,985,448
KDDI Corp.	630	4,662,170
NII Holdings, Inc., Class B (1)	100,807	8,281,295
NTT DoCoMo, Inc.	148	210,099
Softbank Corp.	195,098	3,577,668
Vodafone Group PLC	7,254,451	26,038,041
		$48,978,304
Total Common Stocks (identified cost $1,717,219,513)		$2,148,521,882

Rights — 0.1%

Security	Shares	Value
Diversified Financial Services — 0.1%
Fortis Rights, Expires 10/9/07	166,380	$880,216
		$880,216
Total Rights (identified cost $718,287)		$880,216
Total Investments — 101.4% (identified cost $1,717,937,800)		$2,149,402,098

Covered Call Options Written — (1.7%)

Type of Contract	Number of Contracts	Premium Received	Value
Euro Stoxx 50 Index Expires 10/19/07, Strike 4,400	3379	$2,782,822	$(3,047,103)
Eurtop 100 Index, Expires 10/16/07, Strike 330	10,627	5,027,634	(3,692,670)
FTSE 100 Index, Expires 10/19/07, Strike 6,575	868	1,743,971	(1,122,946)
Nasdaq 100 Index, Expires 10/20/07, Strike 2,050	997	4,317,625	(6,370,830)
Nasdaq 100 Index, Expires 10/20/07, Strike 2,075	542	1,625,241	(2,742,520)
Nasdaq 100 Index, Expires 10/20/07, Strike 2,085	676	2,094,654	(2,737,800)
Nikkei Index, Expires 10/12/07, Strike 16,400	1,532,872	2,757,962	(6,287,381)
S&P 500 Index, Expires 10/20/07, Strike 1,510	576	1,605,658	(2,082,240)
S&P 500 Index, Expires 10/20/07, Strike 1,525	629	2,137,090	(1,629,110)
S&P 500 Index, Expires 10/20/07, Strike 1,535	2,648	7,649,539	(5,296,000)
S&P 500 Index, Expires 10/20/07, Strike 1,550	608	1,518,541	(790,400)
SMI, Expires 10/19/07, Strike 9,100	506	616,009	(249,826)
Total Covered Call Options Written (premiums received $33,876,745)			$(36,048,826)
Other Assets, Less Liabilities — 0.3%			$7,185,093
Net Assets — 100.0%			$2,120,538,365

ADR	—	American Depository Receipt
SMI	—	Swiss Market Index
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	52.3%	$1,124,738,478
Japan	10.4	222,384,022
United Kingdom	10.2	219,009,611
France	5.6	120,618,834
Germany	5.1	109,713,419
Switzerland	4.0	84,987,191
Netherlands	3.0	63,557,604
Spain	2.6	56,461,455
Italy	2.3	49,376,346
Cayman Islands	0.8	16,624,877
Finland	0.8	17,824,300
Luxembourg	0.7	14,091,542
Bermuda	0.4	9,548,465
Canada	0.4	9,293,692
Sweden	0.4	9,441,324
Other Countries, less than 0.3% each	1.0	21,730,938
	100%	$2,149,402,098

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,718,485,322
Gross unrealized appreciation	$478,797,111
Gross unrealized depreciation	(47,880,335)
Net unrealized appreciation	$430,916,776

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $67,025.

Written call option activity for the fiscal year to date ended September 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,542,382	$25,179,302
Options written	13,825,993	246,737,554
Options closed	(13,756,195)	(218,406,291)
Options expired	(57,252)	(19,633,820)
Outstanding, end of period	1,554,928	$33,876,745

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 20, 2007